Loans Held-for-Investment (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	$ 6,290	$ 6,352	$ 4,448
Residential first mortgage
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	2,136	3,100	2,193
Second mortgage
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	127	135	149
HELOC
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	326	384	257
Other
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	30	31	31
Total consumer loans
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	2,619	3,650	2,630
Commercial real estate
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	1,168	814	620
Commercial real estate | Commercial Borrower
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	252	188
Commercial and industrial
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	708	552	429
Warehouse lending
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment	$ 1,795	$ 1,336	$ 769